Change in working capital (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Change in working capital
Increase/decrease in receivables	kr (471)	kr 1,306		kr 143,212
Increase/decrease in payables	13,256	(12,610)		13,626
Change in working capital	kr 12,785	kr (11,304)	[1]	kr 156,838	[1]

[1]	See note 1 to the consolidated financial statements.